SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of the Company's revenues generated from each segment
The following table summarizes the Company’s revenues generated from each segment:

	Year ended December 31, 2016
	Solar power project development	Electricity generation revenue	Other	Total
Net revenue	$77,372,737	$3,131,997	$-	$80,504,734
Gross profit	$6,432,290	$800,591	$-	$7,232,881

	Year ended December 31, 2017
	Solar power project development	Electricity generation revenue	EPC services	Other	Total
Net revenue	$64,837,042	$12,247,320	$25,853,288	$36,349	$102,973,999
Gross profit	$3,575,775	$7,031,670	$3,524,310	$-	$14,131,755

	Year ended December 31, 2018
	Solar power project development	Electricity generation revenue	EPC services	Other	Total
Net revenue	$48,784,766	$29,257,928	$18,544,164	$319,477	$96,906,335
Gross profit	$7,052,170	$17,673,474	$3,329,402	$14,701	$28,069,747

Schedule of the Company's revenues generated by geographic location of customers
The following table summarizes the Company’s revenues generated by the geographic location of customers:

	Years ended December 31,
	2016	2017	2018
China (including Hong Kong and Taiwan)	$-	$67,533,887	$45,395,811
United States	-	18,323,947	15,445,744
Japan	9,175,391	-	-
Bulgaria	652,559	-	-
Romania	2,393,030	4,844,238	1,824,411
England	68,283,754	7,271,370	31,169,458
Turkey	-	4,995,648	2,129,085
France	-	4,909	941,826
Total	$80,504,734	$102,973,999	$96,906,335